Offerings - Offering: 1	Sep. 02, 2025 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.01 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payments of all registration fees and will pay the registration fees subsequently in advance or on a “pay-as-you-go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.